Earnings Per Share - Basic and Diluted Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Earnings Per Share [Abstract]
Net income for basic and diluted earnings per share	$ 1,757	$ 1,216	$ 1,055
Weighted-average common and ordinary shares outstanding	777	776	775
Dilutive effect of equity plans	2	2	2
Diluted weighted-average shares outstanding	779	778	777
Basic earnings per share (in dollars per share)	$ 2.26	$ 1.57	$ 1.36
Diluted earnings per share (in dollars per share)	$ 2.26	$ 1.56	$ 1.36
Anti-dilutive stock options excluded from diluted earnings per share computations	0	1	4